Share Based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2025 USD ($) shares
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement weighted average contractual life of shares	2 years 8 months 12 days	2 years 8 months 12 days
Share-based compensation arrangement share options vested fair value	¥ 58.6	$ 8.4		¥ 70.6	¥ 157.0
Share-based compensation arrangement unrecognized sharebased compensation expense	86.8							$ 12.4
Weighted Average grant date fair value per option, Granted | $ / shares		$ 0.07	$ 0.07			$ 0.1
Share based compensation arrangement intrinsic value of options exercised	¥ 6.3	$ 0.9		¥ 9.3		$ 7.0
A And R Share Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement awards, vesting period							4 years
Share based compensation arrangement weighted average contractual life of shares	6 years 7 months 13 days	6 years 7 months 13 days		6 years 10 months 9 days			10 years
Share based compensation arrangement number shares issued | shares							40,544,715
Weighted Average grant date fair value per option, Granted | $ / shares		$ 0.0699
Share based compensation arrangement awards subscription rate | $ / shares							$ 0.05
A And R Share Incentive Plan [Member] | Glory Graze Holding Limited [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement number share options authorized | shares							10,329,025
A And R Share Incentive Plan [Member] | Second Anniversary [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement awards, vesting rights percentage							50.00%
A And R Share Incentive Plan [Member] | Third Anniversary [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement awards, vesting rights percentage							25.00%
A And R Share Incentive Plan [Member] | Fourth Anniversary [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement awards, vesting rights percentage							25.00%
A And R Share Incentive Plan [Member] | Fifth Anniversary [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement awards, vesting period							5 years
Share based compensation arrangement awards, vesting rights percentage							25.00%
2025 Employee Stock Ownership Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement number of shares available for future grants | shares	10,630,248							10,630,248